Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 95.0%
Advertising — 0.6%
The Trade Desk, Inc., Class A*	1,308	$852,371
Auto Parts & Equipment — 1.3%
QuantumScape Corp.*	16,158	723,070
Visteon Corp.*	8,222	1,002,673
		1,725,743
Banks — 0.7%
Walker & Dunlop, Inc.	9,247	950,037
Biotechnology — 6.6%
ACADIA Pharmaceuticals, Inc.*	9,899	255,394
Amicus Therapeutics, Inc.*	29,127	287,775
Ascendis Pharma A/S, ADR*	3,999	515,391
Emergent BioSolutions, Inc.*	13,922	1,293,493
Fate Therapeutics, Inc.*	9,596	791,190
FibroGen, Inc.*	9,801	340,193
Global Blood Therapeutics, Inc.*	13,336	543,442
Insmed, Inc.*	20,267	690,294
Ligand Pharmaceuticals, Inc.*	8,806	1,342,475
NeoGenomics, Inc.*	32,701	1,577,169
Olink Holding AB, ADR*	2,391	86,076
Relay Therapeutics, Inc.*	9,750	337,057
Rocket Pharmaceuticals, Inc.*	8,528	378,387
Sage Therapeutics, Inc.*	7,223	540,642
		8,978,978
Building Materials — 0.7%
Summit Materials, Inc., Class A*	31,677	887,590
Chemicals — 2.8%
H.B. Fuller Co.	8,158	513,220
Rogers Corp.*	4,860	914,700
Sensient Technologies Corp.	30,365	2,368,470
		3,796,390
Commercial Services — 7.5%
Alarm.com Holdings, Inc.*	6,305	544,626
Avalara, Inc.*	9,349	1,247,437
Cimpress PLC*	4,358	436,366
Euronet Worldwide, Inc.*	11,462	1,585,195
HealthEquity, Inc.*	11,845	805,460
Shift4 Payments, Inc., Class A*	4,386	359,696
Stride, Inc.*	37,442	1,127,379
Terminix Global Holdings, Inc.*	41,061	1,957,378
TriNet Group, Inc.*	13,505	1,052,850
WEX, Inc.*	5,370	1,123,511
		10,239,898
Computers — 3.0%
Cubic Corp.	9,278	691,860
MAXIMUS, Inc.	11,180	995,467
NCR Corp.*	26,228	995,353
WNS Holdings Ltd., ADR*	20,377	1,476,110
		4,158,790
Diversified Financial Services — 3.4%
Cboe Global Markets, Inc.	12,437	1,227,408
	Number of Shares	Value†

Diversified Financial Services — (continued)
LendingTree, Inc.*	4,385	$934,005
LPL Financial Holdings, Inc.	17,753	2,523,766
		4,685,179
Electric — 0.5%
NRG Energy, Inc.	18,882	712,418
Electrical Components & Equipment — 1.4%
EnerSys	12,601	1,144,171
Novanta, Inc.*	5,865	773,535
		1,917,706
Electronics — 3.1%
Brady Corp., Class A	31,174	1,666,250
Itron, Inc.*	5,386	477,469
National Instruments Corp.	21,101	911,247
OSI Systems, Inc.*	11,754	1,129,559
		4,184,525
Engineering & Construction — 0.8%
frontdoor, Inc.*	19,050	1,023,938
Entertainment — 0.3%
Manchester United PLC, Class A	28,299	445,426
Environmental Control — 0.3%
Montrose Environmental Group, Inc.*	9,127	458,084
Food — 2.4%
BellRing Brands, Inc., Class A*	23,669	558,825
Hostess Brands, Inc.*	61,697	884,735
Laird Superfood, Inc.*	24,367	913,032
Premium Brands Holdings Corp.	9,244	880,780
		3,237,372
Healthcare Products — 8.6%
Bio-Techne Corp.	3,778	1,442,932
Bruker Corp.	24,669	1,585,723
Cantel Medical Corp.*	5,330	425,547
Eargo, Inc.*	15,212	759,839
Glaukos Corp.*	12,557	1,053,909
Globus Medical, Inc., Class A*	25,307	1,560,683
ICU Medical, Inc.*	4,715	968,650
Integra LifeSciences Holdings Corp.*	36,250	2,504,512
Pulmonx Corp.*	1,080	49,399
Quidel Corp.*	1,296	165,797
STERIS PLC	6,745	1,284,788
		11,801,779
Healthcare Services — 3.6%
Catalent, Inc.*	36,476	3,841,287
Chemed Corp.	2,408	1,107,247
		4,948,534
Home Builders — 0.9%
Thor Industries, Inc.	9,200	1,239,608
Home Furnishings — 1.3%
Purple Innovation, Inc.*	10,344	327,388

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Furnishings — (continued)
The Lovesac Co.*	25,509	$1,443,809
		1,771,197
Household Products & Wares — 0.8%
Helen of Troy Ltd.*	4,885	1,029,074
Ontex Group N.V.*	596	6,277
		1,035,351
Insurance — 0.8%
RLI Corp.	10,204	1,138,460
Internet — 2.2%
ChannelAdvisor Corp.*	44,438	1,046,515
Poshmark, Inc., Class A*	1,989	80,754
Zendesk, Inc.*	14,539	1,928,162
		3,055,431
Machinery — Diversified — 3.8%
CSW Industrials, Inc.	11,492	1,551,420
Gates Industrial Corp. PLC*	36,127	577,671
Hydrofarm Holdings Group, Inc.*	9,292	560,493
Kornit Digital Ltd.*	8,230	815,758
Nordson Corp.	5,377	1,068,302
Westinghouse Air Brake Technologies Corp.	8,399	664,865
		5,238,509
Metal Fabricate/Hardware — 1.7%
Rexnord Corp.	37,916	1,785,465
Standex International Corp.	5,683	543,124
		2,328,589
Miscellaneous Manufacturing — 2.1%
Carlisle Cos., Inc.	9,337	1,536,684
ITT, Inc.	14,231	1,293,740
		2,830,424
Packaging and Containers — 2.8%
Crown Holdings, Inc.	38,886	3,773,497
Pharmaceuticals — 3.2%
Eagle Pharmaceuticals, Inc.*	11,343	473,457
GW Pharmaceuticals PLC, ADR*	2,903	629,660
Heska Corp.*	3,113	524,416
Neurocrine Biosciences, Inc.*	14,319	1,392,523
Rhythm Pharmaceuticals, Inc.*	17,607	374,501
Sarepta Therapeutics, Inc.*	7,717	575,148
Vaxcyte, Inc.*	21,103	416,784
		4,386,489
Retail — 2.2%
Casey's General Stores, Inc.	4,259	920,754
National Vision Holdings, Inc.*	20,646	904,914
Williams-Sonoma, Inc.	6,661	1,193,651
		3,019,319
Semiconductors — 3.4%
Cree, Inc.*	7,131	771,075
Entegris, Inc.	17,704	1,979,307
	Number of Shares	Value†

Semiconductors — (continued)
ON Semiconductor Corp.*	45,396	$1,888,928
		4,639,310
Software — 16.7%
ACI Worldwide, Inc.*	25,531	971,455
Blackbaud, Inc.*	23,239	1,651,828
Broadridge Financial Solutions, Inc.	13,778	2,109,412
Clarivate PLC*	64,569	1,703,976
Dynatrace, Inc.*	23,054	1,112,125
Envestnet, Inc.*	12,949	935,306
Guidewire Software, Inc.*	6,604	671,165
Intelligent Systems Corp.*	21,679	886,888
J2 Global, Inc.*	16,948	2,031,387
LivePerson, Inc.*	26,820	1,414,487
Olo, Inc., Class A*	2,748	72,520
PagerDuty, Inc.*	24,691	993,319
RealPage, Inc.*	9,708	846,538
Sailpoint Technologies Holdings, Inc.*	31,246	1,582,297
Signify Health, Inc., Class A*	9,075	265,534
SS&C Technologies Holdings, Inc.	39,604	2,767,131
The Descartes Systems Group, Inc.*	30,133	1,838,384
Viant Technology, Inc., Class A*	9,730	514,620
Yext, Inc.*	35,553	514,807
		22,883,179
Telecommunications — 3.2%
Nice Ltd., ADR*	14,201	3,095,392
Vonage Holdings Corp.*	107,737	1,273,451
		4,368,843
Transportation — 2.3%
CryoPort, Inc.*	21,715	1,129,397
Saia, Inc.*	8,721	2,010,888
		3,140,285
TOTAL COMMON STOCKS (Cost $75,694,552)		129,853,249

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Diversified — 0.7%
Lamar Advertising Co., Class A (Cost $584,480)	10,485	984,751

PREFERRED STOCKS — 0.3%
Holding Companies — 0.3%
CM Life Sciences II, Inc. (Cost $306,860)	30,686	369,214

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 3.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $5,112,074)	5,112,074	$5,112,074
TOTAL INVESTMENTS — 99.7% (Cost $81,697,966)		$136,319,288
Other Assets & Liabilities — 0.3%		430,726
TOTAL NET ASSETS — 100.0%		$136,750,014

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 03/31/2021††
United States	91%
Israel	3
United Kingdom	2
Canada	2
India	1
Denmark	1
Total	100%
††	% of total investments as of March 31, 2021.

Open forward foreign currency contracts held by Small Cap Growth Fund at March 31, 2021 were as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	HSBC Securities	4/6/2021	(2,315)	0.85263	$(2,718)	$(2,715)	$4	$—
	Total							$4	$—
3